Note 21 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending December 31
2017	$63,378
2018	53,367
2019	43,620
2020	38,600
2021	33,068
Thereafter	61,959
$293,992

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
Year ending December 31
2017	$5,016
2018	3,412
$8,428